Total Capital and Net Income Per Common Unit - Additional Information - Series E Preferred Units (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Jan. 31, 2018	Apr. 30, 2015	Apr. 30, 2013	Dec. 31, 2019
Series A Preferred Units
Class of Stock [Line Items]
Number of units issued			6,000,000.0
Preferred units dividend rate			7.25%
Aggregate redemption amount			$ 150.0
Net proceeds			$ 144.8
Redemption of preferred units (USD per unit)			$ 25.00
Series B Preferred Units
Class of Stock [Line Items]
Number of units issued		5,000,000.0
Preferred units dividend rate		8.50%
Aggregate redemption amount		$ 125.0
Net proceeds		$ 120.8
Redemption of preferred units (USD per unit)				$ 25.00
Series E Preferred Units
Class of Stock [Line Items]
Preferred units dividend rate	8.875%
Liquidation preference per unit (USD per unit)	$ 25.00
Underwriter's Over-allotment Option | Series E Preferred Units
Class of Stock [Line Items]
Number of units issued	4,800,000.0
Preferred Partner | Preferred Units
Class of Stock [Line Items]
Net proceeds	$ 116.0
LIBOR | Series E Preferred Units
Class of Stock [Line Items]
Variable rate on dividend payment	6.407%